UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

CLEARBRIDGE

TACTICAL DIVIDEND

INCOME FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Tactical Dividend Income Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

II	ClearBridge Tactical Dividend Income Fund

Performance review

For the six months ended April 30, 2024, Class A shares of ClearBridge Tactical Dividend Income Fund, excluding sales charges, returned 16.31%. The Fund’s unmanaged benchmark, the Dow Jones U.S. Select Dividend Indexi, returned 16.41% and the Fund’s Composite Benchmarkii returned 17.03% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
ClearBridge Tactical Dividend Income Fund:
Class A	16.31%
Class C	15.85%
Class I	16.36%
Class IS	16.48%
Dow Jones U.S. Select Dividend Index	16.41%
Composite Benchmark	17.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.41%, 2.15%, 1.16% and 1.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.19% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated

ClearBridge Tactical Dividend Income Fund	III

Performance review (cont’d)

prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Equity and equity-related securities are subject to market and price fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions, which could increase volatility. These risks are heightened in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as the risks associated with the real estate markets. Investments in Master Limited Partnerships (“MLPs”) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. Diversification does not guarantee a profit or protect against a loss. The market values of

IV	ClearBridge Tactical Dividend Income Fund

securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Dow Jones U.S. Select Dividend Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities.

ii

The Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI U.S. REIT Index. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Alerian MLP Index is a gauge of the total return of energy infrastructure master limited partnerships (“MLPs”) and is calculated using a float-adjusted, capitalization-weighted methodology. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market Index (IMI) which captures large-, mid- and small-caps securities. The MSCI U.S. REIT Index represents about 99% of the U.S. REIT universe.

ClearBridge Tactical Dividend Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	16.31%	$1,000.00	$1,163.10	1.18%	$6.35	Class A	5.00%	$1,000.00	$1,019.00	1.18%	$5.92
Class C	15.85	1,000.00	1,158.50	1.94	10.41	Class C	5.00	1,000.00	1,015.22	1.94	9.72
Class I	16.36	1,000.00	1,163.60	0.94	5.06	Class I	5.00	1,000.00	1,020.19	0.94	4.72
Class IS	16.48	1,000.00	1,164.80	0.84	4.52	Class IS	5.00	1,000.00	1,020.69	0.84	4.22

2	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 72.4%
Communication Services — 2.9%
Interactive Media & Services — 1.5%
Alphabet Inc., Class A Shares	10,000	$1,627,800	*
Meta Platforms Inc., Class A Shares	7,800	3,355,326
Total Interactive Media & Services		4,983,126
Media — 0.3%
Paramount Global, Class B Shares	81,523	928,547
Wireless Telecommunication Services — 1.1%
T-Mobile US Inc.	24,100	3,956,497
Total Communication Services		9,868,170
Consumer Discretionary — 1.2%
Household Durables — 1.2%
Lennar Corp., Class A Shares	27,100	4,108,902
Consumer Staples — 7.2%
Beverages — 1.9%
Coca-Cola Co.	100,330	6,197,384
Consumer Staples Distribution & Retail — 0.8%
Target Corp.	17,400	2,801,052
Food Products — 2.1%
McCormick & Co. Inc., Non Voting Shares	36,700	2,791,402
Nestle SA, ADR	42,500	4,275,500
Total Food Products		7,066,902
Household Products — 2.4%
Colgate-Palmolive Co.	42,100	3,869,832
Procter & Gamble Co.	26,250	4,284,000
Total Household Products		8,153,832
Total Consumer Staples		24,219,170
Energy — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
Enbridge Inc.	63,390	2,252,881
ONEOK Inc.	104,799	8,291,697
Pioneer Natural Resources Co.	5,700	1,535,124
Williams Cos. Inc.	69,570	2,668,705
Total Energy		14,748,407
Financials — 9.5%
Banks — 2.5%
JPMorgan Chase & Co.	35,500	6,806,770
US Bancorp	41,200	1,673,956
Total Banks		8,480,726

See Notes to Financial Statements.

4	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — 6.1%
Blackstone Inc.	98,790	$11,519,902
Blue Owl Capital Inc.	383,200	7,238,648
Intercontinental Exchange Inc.	14,010	1,803,928
Total Capital Markets		20,562,478
Insurance — 0.4%
Chubb Ltd.	5,710	1,419,734
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	197,600	1,808,040
Total Financials		32,270,978
Health Care — 7.4%
Biotechnology — 2.1%
AbbVie Inc.	33,300	5,415,912
Amgen Inc.	6,130	1,679,252
Total Biotechnology		7,095,164
Pharmaceuticals — 5.3%
Eli Lilly & Co.	3,800	2,968,180
Johnson & Johnson	30,487	4,408,115
Merck & Co. Inc.	66,590	8,604,760
Pfizer Inc.	72,174	1,849,098
Total Pharmaceuticals		17,830,153
Total Health Care		24,925,317
Industrials — 7.1%
Aerospace & Defense — 2.2%
L3Harris Technologies Inc.	14,600	3,125,130
Lockheed Martin Corp.	9,030	4,198,318
Total Aerospace & Defense		7,323,448
Air Freight & Logistics — 0.5%
United Parcel Service Inc., Class B Shares	11,520	1,698,969
Electrical Equipment — 0.8%
Emerson Electric Co.	26,350	2,840,003
Ground Transportation — 1.9%
Union Pacific Corp.	26,500	6,284,740
Machinery — 1.2%
Otis Worldwide Corp.	46,400	4,231,680
Professional Services — 0.5%
Paychex Inc.	13,290	1,578,985
Total Industrials		23,957,825

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 19.3%
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	16,600	$2,004,782
Semiconductors & Semiconductor Equipment — 8.6%
ASML Holding NV, Registered Shares	2,700	2,355,669
Broadcom Inc.	8,121	10,559,493
Marvell Technology Inc.	63,200	4,165,512
NXP Semiconductors NV	7,270	1,862,501
QUALCOMM Inc.	34,450	5,713,532
Texas Instruments Inc.	24,100	4,251,722
Total Semiconductors & Semiconductor Equipment		28,908,429
Software — 6.0%
Microsoft Corp.	32,370	12,602,612
Oracle Corp.	49,370	5,615,838
Salesforce Inc.	8,100	2,178,414
Total Software		20,396,864
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	82,350	14,026,676
Total Information Technology		65,336,751
Materials — 0.4%
Chemicals — 0.4%
Huntsman Corp.	61,540	1,468,344
Real Estate — 8.2%
Health Care REITs — 0.2%
Global Medical REIT Inc.	74,200	601,762
Industrial REITs — 0.9%
Prologis Inc.	31,090	3,172,735
Office REITs — 0.5%
Boston Properties Inc.	25,900	1,602,951
Residential REITs — 2.6%
American Homes 4 Rent, Class A Shares	115,100	4,120,580
Equity LifeStyle Properties Inc.	75,690	4,563,350
Total Residential REITs		8,683,930
Specialized REITs — 4.0%
American Tower Corp.	26,720	4,584,083
Digital Realty Trust Inc.	18,200	2,525,796
Equinix Inc.	4,160	2,958,218
Gaming and Leisure Properties Inc.	81,847	3,497,322
Total Specialized REITs		13,565,419
Total Real Estate		27,626,797

See Notes to Financial Statements.

6	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Utilities — 4.8%
Electric Utilities — 1.4%
PPL Corp.		173,000	$4,750,580
Gas Utilities — 0.4%
Spire Inc.		18,749	1,158,501
Multi-Utilities — 3.0%
DTE Energy Co.		44,879	4,951,051
Sempra		74,340	5,324,974
Total Multi-Utilities			10,276,025
Total Utilities			16,185,106
Total Common Stocks (Cost — $173,224,229)			244,715,767

		Shares/Units
Master Limited Partnerships — 18.3%
Diversified Energy Infrastructure — 12.1%
Energy Transfer LP		1,179,830	18,558,726
Enterprise Products Partners LP		481,870	13,530,909
Plains GP Holdings LP, Class A Shares		483,710	8,808,359
Total Diversified Energy Infrastructure			40,897,994
Oil/Refined Products — 3.6%
CrossAmerica Partners LP		102,990	2,368,770
MPLX LP		189,680	7,928,624
Sunoco LP		32,166	1,810,946
Total Oil/Refined Products			12,108,340
Petrochemicals — 1.2%
Westlake Chemical Partners LP		183,299	4,006,916
Power Generation — 1.4%
NextEra Energy Partners LP		164,000	4,651,040
Total Master Limited Partnerships (Cost — $21,835,528)			61,664,290

	Rate	Shares
Convertible Preferred Stocks — 5.2%
Financials — 2.6%
Financial Services — 2.6%
Apollo Global Management Inc.	6.750%	144,148	8,790,145
Utilities — 2.6%
Electric Utilities — 2.6%
NextEra Energy Inc.	6.926%	212,000	8,639,000
Total Convertible Preferred Stocks (Cost — $15,197,944)			17,429,145

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Investments in Underlying Funds — 1.7%
Ares Capital Corp. (Cost — $5,128,331)		278,760	$5,745,244	(a)
Total Investments before Short-Term Investments (Cost — $215,386,032)			329,554,446

Security	Rate
Short-Term Investments — 2.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.156%	3,895,400	3,895,400	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.252%	3,895,400	3,895,400	(b)(c)
Total Short-Term Investments (Cost — $7,790,800)			7,790,800
Total Investments — 99.9% (Cost — $223,176,832)			337,345,246
Other Assets in Excess of Liabilities — 0.1%			465,562
Total Net Assets — 100.0%			$337,810,808

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $3,895,400 and the cost was $3,895,400 (Note 8).

Abbreviation(s) used in this schedule:
ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

8	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $219,281,432)	$333,449,846
Investments in affiliated securities, at value (Cost — $3,895,400)	3,895,400
Dividends receivable from unaffiliated investments	834,685
Receivable for Fund shares sold	97,055
Dividends receivable from affiliated investments	17,115
Prepaid expenses	11,418
Total Assets	338,305,519

Liabilities:
Investment management fee payable	206,321
Payable for Fund shares repurchased	120,266
Service and/or distribution fees payable	57,606
Transfer agent fees payable	49,335
Trustees’ fees payable	3,342
Accrued expenses	57,841
Total Liabilities	494,711
Total Net Assets	$337,810,808

Net Assets:
Par value (Note 7)	$154
Paid-in capital in excess of par value	274,808,898
Total distributable earnings (loss)	63,001,756
Total Net Assets	$337,810,808

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2024

Net Assets:
Class A	$248,315,779
Class C	$7,103,682
Class I	$70,508,706
Class IS	$11,882,641

Shares Outstanding:
Class A	11,304,016
Class C	344,182
Class I	3,178,342
Class IS	536,087

Net Asset Value:
Class A (and redemption price)	$21.97
Class C*	$20.64
Class I (and redemption price)	$22.18
Class IS (and redemption price)	$22.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$23.25

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Dividends from unaffiliated investments	$5,763,188
Dividends from affiliated investments	28,867
Less: Foreign taxes withheld	(33,615)
Total Investment Income	5,758,440

Expenses:
Investment management fee (Note 2)	1,209,829
Service and/or distribution fees (Notes 2 and 5)	345,418
Transfer agent fees (Notes 2 and 5)	153,720
Registration fees	35,126
Fund accounting fees	34,120
Shareholder reports	17,804
Legal fees	16,008
Audit and tax fees	14,867
Trustees’ fees	10,707
Commitment fees (Note 9)	1,379
Insurance	1,116
Interest expense	588
Custody fees	351
Miscellaneous expenses	3,487
Total Expenses	1,844,520
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(482)
Net Expenses	1,844,038
Net Investment Income	3,914,402

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	19,583,079
Foreign currency transactions	779
Net Realized Gain	19,583,858
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	23,858,723
Net Gain on Investments and Foreign Currency Transactions	43,442,581
Increase in Net Assets From Operations	$47,356,983

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$3,914,402	$4,996,420
Net realized gain	19,583,858	18,163,781
Change in net unrealized appreciation (depreciation)	23,858,723	(5,021,364)
Increase in Net Assets From Operations	47,356,983	18,138,837

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,942,975)	(9,532,526)
Return of capital	—	(2,399,717)
Decrease in Net Assets From Distributions to Shareholders	(5,942,975)	(11,932,243)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,449,865	30,055,741
Reinvestment of distributions	5,746,454	11,569,324
Cost of shares repurchased	(29,706,827)	(56,087,314)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,489,492	(14,462,249)
Increase (Decrease) in Net Assets	43,903,500	(8,255,655)

Net Assets:
Beginning of period	293,907,308	302,162,963
End of period	$337,810,808	$293,907,308

See Notes to Financial Statements.

12	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]		2023	2022	2021	2020	2019

Net asset value, beginning of period	$19.23		$18.85	$21.41	$15.65	$18.13	$16.10

Income (loss) from operations:
Net investment income	0.25		0.32	0.49	0.48	0.50	0.37
Net realized and unrealized gain (loss)	2.88		0.83	(2.27)	6.06	(2.17)	2.44
Total income (loss) from operations	3.13		1.15	(1.78)	6.54	(1.67)	2.81

Less distributions from:
Net investment income	(0.39)	[3]	(0.62)	(0.49)	(0.50)	(0.28)	(0.38)
Return of capital	—		(0.15)	(0.29)	(0.28)	(0.53)	(0.40)
Total distributions	(0.39)		(0.77)	(0.78)	(0.78)	(0.81)	(0.78)

Net asset value, end of period	$21.97		$19.23	$18.85	$21.41	$15.65	$18.13
Total return[4]	16.31%		6.14%	(8.37)%	42.46%	(9.05)%	17.98%

Net assets, end of period (millions)	$248		$221	$217	$238	$117	$134

Ratios to average net assets:
Gross expenses	1.18%[5]		1.20%	1.19%	1.18%	1.20%	1.20%
Net expenses[6]	1.18	[5,7]	1.19 [7]	1.19 [7]	1.18 [7]	1.20 [7]	1.20
Net investment income	2.38	[5]	1.61	2.44	2.44	3.00	2.18

Portfolio turnover rate	27%		57%	19%	38%	47%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.19%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]		2023	2022	2021	2020	2019

Net asset value, beginning of period	$18.10		$17.77	$20.20	$14.79	$17.16	$15.28

Income (loss) from operations:
Net investment income	0.16		0.16	0.31	0.35	0.37	0.23
Net realized and unrealized gain (loss)	2.71		0.79	(2.12)	5.68	(2.05)	2.31
Total income (loss) from operations	2.87		0.95	(1.81)	6.03	(1.68)	2.54

Less distributions from:
Net investment income	(0.33)	[3]	(0.50)	(0.40)	(0.40)	(0.23)	(0.32)
Return of capital	—		(0.12)	(0.22)	(0.22)	(0.46)	(0.34)
Total distributions	(0.33)		(0.62)	(0.62)	(0.62)	(0.69)	(0.66)

Net asset value, end of period	$20.64		$18.10	$17.77	$20.20	$14.79	$17.16
Total return[4]	15.85%		5.38%	(9.00)%	41.34%	(9.67)%	17.08%

Net assets, end of period (000s)	$7,104		$8,179	$14,439	$31,509	$46,347	$84,027

Ratios to average net assets:
Gross expenses	1.94%[5]		1.94%	1.93%	1.93%	1.95%	1.94%
Net expenses[6]	1.94	[5,7]	1.94 [7]	1.93 [7]	1.93 [7]	1.95 [7]	1.94
Net investment income	1.59	[5]	0.86	1.63	1.93	2.33	1.45

Portfolio turnover rate	27%		57%	19%	38%	47%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]		2023	2022	2021	2020	2019

Net asset value, beginning of period	$19.42		$19.02	$21.59	$15.78	$18.27	$16.22

Income (loss) from operations:
Net investment income	0.29		0.37	0.55	0.55	0.56	0.42
Net realized and unrealized gain (loss)	2.89		0.85	(2.29)	6.08	(2.20)	2.46
Total income (loss) from operations	3.18		1.22	(1.74)	6.63	(1.64)	2.88

Less distributions from:
Net investment income	(0.42)	[3]	(0.66)	(0.53)	(0.53)	(0.29)	(0.40)
Return of capital	—		(0.16)	(0.30)	(0.29)	(0.56)	(0.43)
Total distributions	(0.42)		(0.82)	(0.83)	(0.82)	(0.85)	(0.83)

Net asset value, end of period	$22.18		$19.42	$19.02	$21.59	$15.78	$18.27
Total return[4]	16.36%		6.44%	(8.12)%	42.74%	(8.78)%	18.31%

Net assets, end of period (000s)	$70,509		$55,718	$54,503	$63,644	$49,069	$75,791

Ratios to average net assets:
Gross expenses	0.94%[5]		0.95%	0.95%	0.92%	0.94%	0.93%
Net expenses[6]	0.94	[5,7]	0.95 [7]	0.95 [7]	0.92 [7]	0.94 [7]	0.93
Net investment income	2.68	[5]	1.85	2.67	2.79	3.33	2.45

Portfolio turnover rate	27%		57%	19%	38%	47%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]		2023	2022	2021	2020	2019

Net asset value, beginning of period	$19.40		$19.01	$21.58	$15.77	$18.25	$16.21

Income (loss) from operations:
Net investment income	0.29		0.40	0.56	0.54	0.50	0.40
Net realized and unrealized gain (loss)	2.90		0.82	(2.28)	6.11	(2.12)	2.48
Total income (loss) from operations	3.19		1.22	(1.72)	6.65	(1.62)	2.88

Less distributions from:
Net investment income	(0.42)	[3]	(0.67)	(0.53)	(0.54)	(0.29)	(0.41)
Return of capital	—		(0.16)	(0.32)	(0.30)	(0.57)	(0.43)
Total distributions	(0.42)		(0.83)	(0.85)	(0.84)	(0.86)	(0.84)

Net asset value, end of period	$22.17		$19.40	$19.01	$21.58	$15.77	$18.25
Total return[4]	16.48%		6.49%	(8.02)%	42.90%	(8.69)%	18.30%

Net assets, end of period (000s)	$11,883		$9,333	$16,130	$28,589	$14,998	$1,192

Ratios to average net assets:
Gross expenses	0.84%[5]		0.85%	0.84%	0.84%	0.88%	1.03%
Net expenses[6,7]	0.84	[5]	0.85	0.84	0.84	0.88	0.90
Net investment income	2.71	[5]	2.04	2.74	2.74	3.07	2.29

Portfolio turnover rate	27%		57%	19%	38%	47%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$244,715,767	—	—	$244,715,767
Master Limited Partnerships	61,664,290	—	—	61,664,290
Convertible Preferred Stocks	17,429,145	—	—	17,429,145
Investments in Underlying Funds	5,745,244	—	—	5,745,244
Total Long-Term Investments	329,554,446	—	—	329,554,446
Short-Term Investments†	7,790,800	—	—	7,790,800
Total Investments	$337,345,246	—	—	$337,345,246

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

20	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital and distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(h) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(i) Distributions to shareholders. Distributions are declared and paid on a quarterly basis to shareholders of the Fund and are recorded on ex-dividend date. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. The Fund may distribute additional amounts if required under the income tax regulations. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

The Fund may invest in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Fund which are generally not deductible in computing the Fund’s taxable income until such time as that particular MLP either generates income to offset those losses or the Fund disposes of units in that MLP. This may result in the Fund’s taxable income being substantially different than its book income in any given year. As a result, the Fund may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Fund.

The Fund, and entities in which the Fund invests, may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted if there is an audit of the Fund, or of any entity that is treated as a partnership for tax purposes in which the Fund holds an equity

22	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

interest. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.19%, 2.00%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $482, all of which was an affiliated money market fund waiver.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,340 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

24	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$12,936	—
CDSCs	47	$70

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$85,277,094
Sales	87,773,601

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$223,176,832	$122,218,992	$(8,050,578)	$114,168,414

4. Derivative instruments and hedging activities

During the six months ended April 30, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$304,715	$116,984
Class C	40,703	4,464
Class I	—	31,740
Class IS	—	532
Total	$345,418	$153,720

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$360
Class C	11
Class I	94
Class IS	17
Total	$482

6. Distributions to shareholders by class

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$4,470,853	$7,017,596
Class C	130,604	298,435
Class I	1,111,423	1,837,249
Class IS	230,095	379,246
Total	$5,942,975	$9,532,526

Return of Capital:
Class A	—	$1,766,609
Class C	—	75,128
Class I	—	462,509
Class IS	—	95,471
Total	—	$2,399,717

7. Shares of beneficial interest

At April 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	398,959	$8,617,012	896,819	$17,535,009
Shares issued on reinvestment	196,319	4,322,634	440,494	8,511,420
Shares repurchased	(765,394)	(16,515,998)	(1,380,084)	(26,924,036)
Net decrease	(170,116)	$(3,576,352)	(42,771)	$(877,607)

26	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount

Class C
Shares sold	18,436	$370,043	56,740	$1,035,713
Shares issued on reinvestment	6,319	130,604	20,589	373,436
Shares repurchased	(132,362)	(2,696,870)	(437,917)	(8,088,050)
Net decrease	(107,607)	$(2,196,223)	(360,588)	$(6,678,901)

Class I
Shares sold	701,710	$15,570,966	481,965	$9,492,592
Shares issued on reinvestment	47,882	1,063,366	113,382	2,210,231
Shares repurchased	(441,061)	(9,490,143)	(590,926)	(11,649,502)
Net increase	308,531	$7,144,189	4,421	$53,321

Class IS
Shares sold	90,322	$1,891,844	102,462	$1,992,427
Shares issued on reinvestment	10,353	229,850	24,516	474,237
Shares repurchased	(45,767)	(1,003,816)	(494,479)	(9,425,726)
Net increase (decrease)	54,908	$1,117,878	(367,501)	$(6,959,062)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$744,880	$23,447,888	23,447,888	$20,297,368	20,297,368

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$28,867	—	$3,895,400

ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

10. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $54,970,679, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

28	ClearBridge Tactical Dividend Income Fund 2024 Semi-Annual Report

ClearBridge

Tactical Dividend Income Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Tactical Dividend Income Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Tactical Dividend Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Tactical Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02555 6/24 SR24-4890

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2024